Liability in Respect of Government Grants (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability in Respect of Government Grants (Details) [Line Items]
Receiving grants in research and development	₪ 1,700
Discount rate percent	20.00%
Profit or loss		₪ 244	₪ 134
Minimum [Member]
Liability in Respect of Government Grants (Details) [Line Items]
Royalties rate percent	3.00%
Maximum [Member]
Liability in Respect of Government Grants (Details) [Line Items]
Royalties rate percent	3.50%